Lennar Financial Services Segment (Financial Services Segment) (Details) - USD ($) $ in Thousands		Nov. 30, 2014	Apr. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 1,281,814		$ 970,505	$ 1,310,743	$ 1,163,604
Goodwill		44,250		34,046
Total assets	[1]	12,958,267		11,273,247
Total liabilities	[2]	7,706,965		6,645,777
Self insurance reserve		103,198		108,673
Lennar Financial Services [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		90,010		73,066	$ 58,566
Restricted cash		8,609		10,283
Receivables, net	[3]	150,858		127,223
Loans held-for-sale	[4]	738,396		414,231
Loans held-for-investment, net		26,894		26,356
Investments held-to-maturity		45,038		62,344
Goodwill		38,854	$ 4,808	34,046
Other	[5]	78,394		49,161
Total assets	[1]	1,177,053		796,710
Notes and other debts payable		704,143		374,166
Other	[6]	192,500		169,473
Total liabilities	[2]	896,643		543,639
Marketable Securities, Equity Securities		16,799
Self insurance reserve		69,263		74,492
Mortgage Loan Commitments [Member] | Lennar Financial Services [Member]
Segment Reporting Information [Line Items]
Other assets. fair value		12,687		7,335
Forward Contracts [Member] | Lennar Financial Services [Member]
Segment Reporting Information [Line Items]
Other assets. fair value				1,444
Other liabilities				7,576
Fair Value, Inputs, Level 3 [Member] | Servicing Contracts [Member] | Lennar Financial Services [Member]
Segment Reporting Information [Line Items]
Servicing Asset at Fair Value, Amount		$ 17,353		$ 11,455

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.
[2]	As of November 30, 2014, total liabilities include $149.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $6.8 million is included in Lennar Homebuilding accounts payable, $45.0 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $61.6 million in Lennar Homebuilding senior notes and other debts payable, $14.8 million in Lennar Homebuilding other liabilities and $21.5 million in Rialto liabilities.As of November 30, 2013, total liabilities include $294.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $3.0 million is included in Lennar Homebuilding accounts payable, $191.6 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $75.1 million in Lennar Homebuilding senior notes and other debts payable, $4.9 million in Lennar Homebuilding other liabilities and $20.2 million in Rialto liabilities.
[3]	Receivables, net, primarily related to loans sold to investors for which the Company had not yet been paid as of November 30, 2014 and 2013, respectively.
[4]	Loans held-for-sale related to unsold loans carried at fair value.
[5]	Other assets included mortgage loan commitments carried at fair value of $12.7 million and $7.3 million as of November 30, 2014 and 2013, respectively. Other assets also included forward contracts carried at fair value of $1.4 million as of November 30, 2013. In addition, other assets included mortgage servicing rights carried at fair value of $17.4 million and $11.5 million as of November 30, 2014 and 2013, respectively, and other investment securities of $16.8 million as of November 30, 2014.
[6]	Other liabilities included $69.3 million and $74.5 million as of November 30, 2014 and 2013, respectively, of certain of the Company’s self-insurance reserves related to construction defects, general liability and workers’ compensation. Other liabilities also included forward contracts carried at fair value of $7.6 million as of November 30, 2014.